RELATED PARTIES (Details) - Long term incentive plan - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of transactions between related parties
Total carrying value of obligation under Plan	$ 29		$ 29		$ 35
Share based payment expense (gain) included in Selling, general and administrative expenses	$ (2)	$ (5)	$ 6	$ 42